PROVISION FOR RECLAMATION AND REHABILITATION	12 Months Ended
Dec. 31, 2024
Provision For Reclamation And Rehabilitation [Abstract]
PROVISION FOR RECLAMATION AND REHABILITATION [Text Block]

10. PROVISION FOR RECLAMATION AND REHABILITATION

The Company's environmental permits require that it reclaim certain land it disturbs during mining and development operations. Significant reclamation and closure activities include land rehabilitation, decommissioning of buildings and mine facilities, ongoing care and maintenance and other costs.

The timing of cash flows has been estimated based on the estimated mine lives using current reserves and the present value of the probability weighted future cash flows. The model assumes a risk-free rate (based on the government bond yields) specific to the liability of 9.85% for Guanaceví, 9.85% for Bolañitos and 10.54% for Terronera, and with estimated inflation rates ranging from 4.6% to 6.1%.

Changes to the reclamation and rehabilitation provision balance during the year are as follows:

	Terronera	Guanaceví	Bolañitos	Pitarrilla	Total
Balance at December 31, 2022	$251	$4,103	$3,203	$44	$7,601

Accretion	-	313	263	-	576
Effects of movements in exchange rates	37	653	510	10	1,210
Change in estimates during the year	1,014	(865)	(791)	-	(642)
Balance at December 31, 2023	$1,302	$4,204	$3,185	$54	$8,745

Accretion	-	372	283	-	655
Effects of movements in exchange rates	(125)	(735)	(566)	(9)	(1,425)
Change in estimates during the year	1,168	2,039	453	-	3,660
Balance at December 31, 2024	$2,345	$5,884	$3,361	$45	$11,635